UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     November 14, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10906                     Henderson Global Investors Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $33,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1095    14900 SH       SOLE                    14900        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2470    34600 SH       SOLE                    34600        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1190    45800 SH       SOLE                    45800        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1275    68100 SH       SOLE                    68100        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     1264    19600 SH       SOLE                    19600        0        0
CBL & ASSOC PPTYS INC          COM              124830100      773    36230 SH       SOLE                    36230        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108      827    34500 SH       SOLE                    34500        0        0
CUBESMART                      COM              229663109      341    26500 SH       SOLE                    26500        0        0
DIGITAL RLTY TR INC            COM              253868103     1420    20330 SH       SOLE                    20330        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      538    21300 SH       SOLE                    21300        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      651    14660 SH       SOLE                    14660        0        0
ESSEX PPTY TR INC              COM              297178105     1231     8305 SH       SOLE                     8305        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      675    20300 SH       SOLE                    20300        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      961     9130 SH       SOLE                     9130        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103     1141    58550 SH       SOLE                    58550        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      554    67147 SH       SOLE                    67147        0        0
KIMCO RLTY CORP                COM              49446R109     1302    64245 SH       SOLE                    64245        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      865    32400 SH       SOLE                    32400        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304     1015    97100 SH       SOLE                    97100        0        0
MID-AMER APT CMNTYS INC        COM              59522J103      398     6100 SH       SOLE                     6100        0        0
RAYONIER INC                   COM              754907103     1174    23950 SH       SOLE                    23950        0        0
RLJ LODGING TR                 COM              74965L101      660    34900 SH       SOLE                    34900        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106     1049    52420 SH       SOLE                    52420        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     3636    23952 SH       SOLE                    23952        0        0
SL GREEN RLTY CORP             COM              78440X101     1832    22875 SH       SOLE                    22875        0        0
STAG INDL INC                  COM              85254J102      578    35575 SH       SOLE                    35575        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      527     9100 SH       SOLE                     9100        0        0
UDR INC                        COM              902653104     1033    41600 SH       SOLE                    41600        0        0
VENTAS INC                     COM              92276F100     2650    42572 SH       SOLE                    42572        0        0